Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Net earnings	$ 1,122	$ 1,564
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(108)	(20)
Cash flow hedges adjustments to equity	97	14
Foreign currency translation adjustments to equity	(12)	109
Share of other comprehensive income (loss) in equity method investments	146	(27)
Related tax (expense) benefit on share of other comprehensive income (loss) in equity method investments	(35)	7
Reclassification of foreign currency translation adjustments on disposal of businesses		9
Other comprehensive income that will be reclassified to profit or loss, net of tax	88	92
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	5	7
Remeasurement on defined benefit pension plans	78	(53)
Related tax benefit (expense) on remeasurement on defined benefit pension plans	(17)	12
Share of other comprehensive income (loss) in equity method investments	3	(8)
Related tax (expense) benefit on share of other comprehensive income (loss) in equity method investments	(1)	2
Other comprehensive income that will not be reclassified to profit or loss, net of tax	68	(40)
Other comprehensive income	156	52
Total comprehensive income	1,278	1,616
Comprehensive income (loss) for the period attributable to:
Total comprehensive income	1,278	1,616
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	1,305	1,622
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ (27)	$ (6)